Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of the revisions to previously reported interim financial information
	June 30, 2021			September 30, 2021
Condensed Consolidated Balance Sheets	As Reported	Adjustment	As Adjusted	As Reported	Adjustment	As Adjusted
Prepaid and other current assets	$4,962	$(373)	$4,589	$5,870	$(599)	$5,271
Total current assets	54,605	(373)	54,232	43,410	(599)	42,811
Total assets	187,132	(373)	186,759	172,999	(599)	172,400
Accumulated deficit	(394,732)	(373)	(395,105)	100,540	(599)	99,941
Total stockholder’s equity	114,206	(373)	113,833	100,540	(599)	99,941
Total liabilities and stockholder’s equity	187,132	(373)	186,759	172,999	(599)	172,400
Condensed Consolidated Statements of Operations	Three Months Ended June 30, 2021			Six Months Ended June 30, 2021
	As Reported	Adjustment	As Adjusted	As Reported	Adjustment	As Adjusted
Transaction costs	$—	$43	$43	$—	$373	$373
Total operating expenses	17,840	43	17,883	31,834	373	32,207
Loss from continuing operations	(13,254)	(43)	(13,297)	(21,887)	(373)	(22,260)
Loss from continuing operations before income taxes	(13,990)	(43)	(14,033)	(23,582)	(373)	(23,955)
Net loss from continuing operations	(14,582)	(43)	(14,625)	(24,587)	(373)	(24,960)
Net loss	(14,582)	(43)	(14,625)	35,425	(373)	35,052
Basic and diluted loss per share	(29,164)	(86)	(29,250)	(49,174)	(746)	(49,920)
Condensed Consolidated Statements of Comprehensive (Loss) Income
Net (loss) income	$(14,582)	$(43)	$(14,625)	$35,425	$(373)	$35,052
Comprehensive (loss) income	(15,064)	(43)	(15,107)	35,181	(373)	34,808
Condensed Consolidated Statements of Operations	Three Months Ended September 30, 2021			Nine Months Ended September 30, 2021
	As Reported	Adjustment	As Adjusted	As Reported	Adjustment	As Adjusted
Transaction costs	$—	$226	$226	$—	$599	$599
Total operating expenses	17,889	226	18,115	49,723	599	50,322
Loss from continuing operations	(11,612)	(226)	(11,838)	(33,499)	(599)	(34,098)
Loss from continuing operations before income taxes	(12,317)	(226)	(12,543)	(35,899)	(599)	(36,498)
Net loss from continuing operations	(13,316)	(226)	(13,542)	(37,903)	(599)	(38,502)
Net loss	(13,528)	(226)	(13,754)	21,897	(599)	21,298
Basic and diluted loss per share	(26,632)	(452)	(27,084)	(75,806)	(1,198)	(77,004)
Condensed Consolidated Statements of Comprehensive (Loss) Income
Net (loss) income	$(13,528)	$(226)	$(13,754)	$21,897	$(599)	$21,298
Comprehensive (loss) income	(14,602)	(226)	(14,828)	20,579	(599)	19,980